INVESTMENTS (Schedule of Marketable Equity Securities) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Marketable Equity Securities:
Cost	$ 81,000	$ 81,000
Gross Unrealized Gains	125,400	228,600
Gross Unrealized Losses
Fair Value	206,400	309,600
Publicly Traded Equity Securities [Member]
Marketable Equity Securities:
Cost	81,000	81,000
Gross Unrealized Gains	125,400	228,600
Gross Unrealized Losses
Fair Value	$ 206,400	$ 309,600